Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2021
Warrant Liability [Abstract]
Summary of Movement of the ant Liability	The movement of the warrant liability is set out as below:

Total
US$’000
At January 1, 2021	—
Issuance of the warrant liability	81,700
Fair value loss of the warrant liability	1,600
At June 30, 2021	83,300